Financial Instruments (Details 10) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Financial Assets [Abstract]
Contracts in respect of forward transactions	$ 171	$ 1,493
Other Non Current Financial Assets [Abstract]
Non Current Assets Interest Rate Swaps	63,208	89,143
Assets	4,633,921	3,533,367
Other Current Financial Liabilities [Abstract]
Transactions to peg electricity prices swap (CFD differences contract)	(11,384)	(50,255)
Current financial liabilities at fair value through profit or loss [abstract]
Performance-based contingent consideration (“Earn Out”)	(22,941)	(52,972)
Non-current financial liabilities at fair value through profit or loss [abstract]
Liabilities	(3,197,964)	(2,483,333)
Other Financial Instruments [Member]
Other Financial Assets [Abstract]
Contracts in respect of forward transactions	171	1,493
Interest Rate Swaps Current	805
Other Non Current Financial Assets [Abstract]
Loans To Non Controlling Interests	4,834	5,253
Transactions to peg electricity prices swap (CFD differences contract)	(11,384)	0
Non Current Assets Interest Rate Swaps	63,208	89,143
Assets	80,403	95,889
Other Current Financial Liabilities [Abstract]
Transactions to peg electricity prices swap (CFD differences contract)	0	(50,255)
Interest rate swaps	(154)	0
lease back liability	(1,070)	0
Current financial liabilities at fair value through profit or loss [abstract]
Performance-based contingent consideration (“Earn Out”)	(13,860)	(35,282)
Liability in respect of deferred consideration arrangement	(180)	(167)
Other Non Current Financial Liabilities [Abstract]
Interest rate swaps	(7,868)	0
Deal contingent hedge	(5,539)	0
lease back liability	(48,613)	0
Non-current financial liabilities at fair value through profit or loss [abstract]
Liability in respect of deferred consideration arrangement	(2,411)	(2,584)
Performance-based contingent consideration (“Earn Out”) as well as the founder’s put option	(32,113)	(45,484)
Liabilities	$ (111,808)	$ (133,772)